Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share	EARNINGS PER SHARE
Basic earnings per share amounts are calculated by dividing the net income for the year by the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share amounts are calculated by dividing the net income by the weighted average number of shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. If in the period there is a loss then any potential ordinary shares have been excluded from the calculation of diluted loss per share.
The following reflects the net income and share data used in the earnings per share calculation.

(in thousands of $, except share data)	2020	2019	2018
Net income	8,105	16,967	11,779

Weighted average number of ordinary shares	54,099,504	54,106,171	40,451,474
Share options	174,689	141,000	141,000
Treasury shares	11,080	—	—
Weighted average number of shares, adjusted for dilution	54,285,273	54,247,171	40,592,474

Earnings per share
- Basic and diluted	0.15	0.31	0.29

Dividends declared per share	0.20	0.10	—